LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2015
LAND USE RIGHT, NET

12. LAND USE RIGHT, NET

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,348	85,160,348	13,146,492
Less: accumulated amortization	(14,887,052)	(16,807,962)	(2,594,702)

Net book value	70,273,296	68,352,386	10,551,790

Amortization charge for the years ended December 31, 2013, 2014 and 2015 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.